CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 110,016	$ 74,807	$ 69,008
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	24,404	15,406	7,806
Amortization of loan fees	1,488	1,678	1,315
Unit-based compensation expense	5,345	4,360	4,279
Equity in earnings of subsidiaries	0	0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates	(3,954)	(12,439)	(12,319)
Increase (Decrease) in Accounts Receivable	2,871	(4,294)	0
Prepaids and other current assets	(39)	3,152	(117)
Accounts payable - affiliates	721	3,513	215
Accounts payable and accrued liabilities	(2,086)	7,920	3,488
Amounts due to/from related parties	0	0	0
Increase (Decrease) in Deferred Revenue	486	952	0
Other assets and liabilities	(1,070)	(1,002)	(19)
Net cash provided by operating activities	138,182	94,053	73,656
Cash flows from investing activities:
Toledo Products Terminal Acquisition	(10,097)	(98,373)
Expenditures for property, plant and equipment	(80,161)	(25,573)	(10,005)
Purchases of marketable securities	(75,036)	(1,909,965)	(2,067,286)
Maturities of marketable securities	115,060	2,104,209	2,067,983
Investment in subsidiaries	0	0	0
Net cash (used in) provided by investing activities	(50,234)	70,298	(9,308)
Cash flows from financing activities:
Distributions to unitholders	(85,430)	(67,534)	(49,524)
Proceeds from issuance of common units, net of underwriters’ discount and commissions	0	138,378	0
Distribution to PBF LLC related to Offering	0	(175,000)	(112,500)
Contribution from parent	10,439	15,184	12,849
Distribution to parent	0	0	(1,036)
Repayment of term loan			(700)
Repayment of term loan	(39,664)	(194,536)	(700)
Proceeds from revolving credit facility	20,000	194,700	24,500
Proceeds from issuance of senior notes	178,500	0	350,000
Repayment of revolving credit facility	(179,500)	(30,000)	(275,100)
Repayment of Affiliate Note Payable	(11,600)	0	0
Deferred financing costs	(3,706)	0	(8,324)
Net cash used in financing activities	(132,505)	(118,808)	(59,835)
Net change in cash and cash equivalents	(44,557)	45,543	4,513
Cash and cash equivalents at beginning of year	64,221	18,678	14,165
Cash and cash equivalents at end of period	19,664	64,221	18,678
Subsidiary Issuer [Member]
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	0	0
Amortization of loan fees	1,488	1,678
Equity in earnings of subsidiaries	(159,663)	(121,849)
Guarantor Subsidiaries [Member]
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	24,404	15,406
Amortization of loan fees	0	0
Equity in earnings of subsidiaries	0	0
Non-Guarantor Subsidiaries [Member]
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	0	0
Amortization of loan fees	0	0
Equity in earnings of subsidiaries	0	0
PBF LLC [Member]
Cash flows from financing activities:
Distribution to PBF LLC related to Offering	(21,544)	0	0
Operating Segments [Member] | Subsidiary Issuer [Member]
Cash flows from operating activities:
Net income	110,016	74,807	69,008
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	0	0	0
Amortization of loan fees	1,488	1,678	1,315
Unit-based compensation expense	5,345	4,360	4,279
Equity in earnings of subsidiaries	(159,663)	(121,849)	(103,683)
Changes in operating assets and liabilities:
Accounts receivable - affiliates	124	(125)	0
Increase (Decrease) in Accounts Receivable	0	0
Prepaids and other current assets	(265)	(71)	(66)
Accounts payable - affiliates	352	1,096	93
Accounts payable and accrued liabilities	311	(211)	3,419
Amounts due to/from related parties	(82,873)	(115,616)	(101,938)
Increase (Decrease) in Deferred Revenue	0	0
Other assets and liabilities	(957)	(672)	(19)
Net cash provided by operating activities	39,624	74,629	76,284
Cash flows from investing activities:
Toledo Products Terminal Acquisition	0	(98,373)
Expenditures for property, plant and equipment	0	0	0
Purchases of marketable securities	(75,036)	(1,909,965)	(2,067,286)
Maturities of marketable securities	115,060	2,104,209	2,067,983
Investment in subsidiaries	(11,072)	(3,053)	(820)
Net cash (used in) provided by investing activities	28,952	92,818	(123)
Cash flows from financing activities:
Distributions to unitholders	(85,430)	(67,534)	(49,524)
Proceeds from issuance of common units, net of underwriters’ discount and commissions		138,378
Distribution to PBF LLC related to Offering	0	175,000	(112,500)
Contribution from parent	0	0	0
Distribution to parent			0
Repayment of term loan			(700)
Repayment of term loan	39,664	194,536
Proceeds from revolving credit facility	20,000	194,700	24,500
Proceeds from issuance of senior notes	178,500		350,000
Repayment of revolving credit facility	179,500	30,000	(275,100)
Repayment of Affiliate Note Payable	0
Deferred financing costs	3,706		(8,324)
Net cash used in financing activities	(109,800)	(133,992)	(71,648)
Net change in cash and cash equivalents	(41,224)	33,455	4,513
Cash and cash equivalents at beginning of year	52,133	18,678	14,165
Cash and cash equivalents at end of period	10,909	52,133	18,678
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income	159,663	121,849	103,683
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	24,404	15,406	7,806
Amortization of loan fees	0	0	0
Unit-based compensation expense	0	0	0
Equity in earnings of subsidiaries	0	0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates	(4,078)	(12,314)	(12,319)
Increase (Decrease) in Accounts Receivable	2,871	(4,294)
Prepaids and other current assets	226	3,223	(51)
Accounts payable - affiliates	369	2,417	122
Accounts payable and accrued liabilities	(2,397)	8,131	69
Amounts due to/from related parties	82,873	115,616	101,938
Increase (Decrease) in Deferred Revenue	486	952
Other assets and liabilities	(113)	(330)	0
Net cash provided by operating activities	98,558	19,424	(2,628)
Cash flows from investing activities:
Toledo Products Terminal Acquisition	(10,097)	0
Expenditures for property, plant and equipment	(80,161)	(25,573)	(10,005)
Purchases of marketable securities	0	0	0
Maturities of marketable securities	0	0	0
Investment in subsidiaries	0	0	0
Net cash (used in) provided by investing activities	(90,258)	(25,573)	(10,005)
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Proceeds from issuance of common units, net of underwriters’ discount and commissions		0
Distribution to PBF LLC related to Offering	(21,544)	0	0
Contribution from parent	21,511	18,237	13,669
Distribution to parent			(1,036)
Repayment of term loan			0
Repayment of term loan	0	0
Proceeds from revolving credit facility	0	0	0
Proceeds from issuance of senior notes	0		0
Repayment of revolving credit facility	0	0	0
Repayment of Affiliate Note Payable	11,600
Deferred financing costs	0		0
Net cash used in financing activities	(11,633)	18,237	12,633
Net change in cash and cash equivalents	(3,333)	12,088	0
Cash and cash equivalents at beginning of year	12,088	0	0
Cash and cash equivalents at end of period	8,755	12,088	0
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income	0	0	0
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	0	0	0
Amortization of loan fees	0	0	0
Unit-based compensation expense	0	0	0
Equity in earnings of subsidiaries	0	0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates	0	0	0
Increase (Decrease) in Accounts Receivable	0	0
Prepaids and other current assets	0	0	0
Accounts payable - affiliates	0	0	0
Accounts payable and accrued liabilities	0	0	0
Amounts due to/from related parties	0	0	0
Increase (Decrease) in Deferred Revenue	0	0
Other assets and liabilities	0	0	0
Net cash provided by operating activities	0	0	0
Cash flows from investing activities:
Toledo Products Terminal Acquisition	0	0
Expenditures for property, plant and equipment	0	0	0
Purchases of marketable securities	0	0	0
Maturities of marketable securities	0	0	0
Investment in subsidiaries	0	0	0
Net cash (used in) provided by investing activities	0	0	0
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Proceeds from issuance of common units, net of underwriters’ discount and commissions		0
Distribution to PBF LLC related to Offering	0	0	0
Contribution from parent	0	0	0
Distribution to parent			0
Repayment of term loan			0
Repayment of term loan	0	0
Proceeds from revolving credit facility	0	0	0
Proceeds from issuance of senior notes	0		0
Repayment of revolving credit facility	0	0	0
Repayment of Affiliate Note Payable	0
Deferred financing costs	0		0
Net cash used in financing activities	0	0	0
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of period	0	0	0
Consolidation, Eliminations [Member]
Cash flows from operating activities:
Net income	(159,663)	(121,849)	(103,683)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	0	0	0
Amortization of loan fees	0	0	0
Unit-based compensation expense	0	0	0
Equity in earnings of subsidiaries	159,663	121,849	103,683
Changes in operating assets and liabilities:
Accounts receivable - affiliates	0	0	0
Increase (Decrease) in Accounts Receivable	0	0
Prepaids and other current assets	0	0	0
Accounts payable - affiliates	0	0	0
Accounts payable and accrued liabilities	0	0	0
Amounts due to/from related parties	0	0	0
Increase (Decrease) in Deferred Revenue	0	0
Other assets and liabilities	0	0	0
Net cash provided by operating activities	0	0	0
Cash flows from investing activities:
Toledo Products Terminal Acquisition	0	0
Expenditures for property, plant and equipment	0	0	0
Purchases of marketable securities	0	0	0
Maturities of marketable securities	0	0	0
Investment in subsidiaries	11,072	3,053	820
Net cash (used in) provided by investing activities	11,072	3,053	820
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Proceeds from issuance of common units, net of underwriters’ discount and commissions		0
Distribution to PBF LLC related to Offering	0	0	0
Contribution from parent	(11,072)	(3,053)	(820)
Distribution to parent			0
Repayment of term loan			0
Repayment of term loan	0	0
Proceeds from revolving credit facility	0	0	0
Proceeds from issuance of senior notes	0		0
Repayment of revolving credit facility	0	0	0
Repayment of Affiliate Note Payable	0
Deferred financing costs	0		0
Net cash used in financing activities	(11,072)	(3,053)	(820)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0